Taxation - Schedule of Reconciliation of Differences Between PRC Statutory Tax Rate and Effective Tax Rate for Enterprise Income Tax (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%